Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Held-to-maturity debt securities	¥ 490,799			$ 70,499
Long-term investments	2,982,154		¥ 2,572,040	428,360
Long-term investments, Total losses	(169,374)	$ (24,329)	0
Intangible assets, net	72,302		232,298	10,385
Equity investments at fair value without readily determinable fair value	1,812,810		1,761,487	$ 260,394
Equity investments at fair value without readily determinable fair value, Total Gain/ (Losses)	7,024	1,009	189,639
Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments, Total losses	(169,374)	(24,329)
Intangible assets, net, Total losses	(99,096)	(14,234)
Equity investments at fair value without readily determinable fair value, Total Gain/ (Losses)	7,024	$ 1,009	189,639
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	890,459		6,061,832
Held-to-maturity debt securities	3,688,854
Significant Other Observable Inputs (Level 2) | Long-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Held-to-maturity debt securities	490,799
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes	14,142,006		4,922,514
Significant Unobservable Inputs (Level 3) | Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Intangible assets, net	72,302
Equity investments at fair value without readily determinable fair value	44,198		356,839
Significant Unobservable Inputs (Level 3) | Long-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt security	10,259
Significant Unobservable Inputs (Level 3) | Prepayment and Other Assets | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Option to purchase equity interests of a listed company	¥ 14		5,866
Significant Unobservable Inputs (Level 3) | Accrued Expenses and Other Liabilities | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration liability			¥ 11,081